Revenues - Schedule of Revenue Disclosure of Timing of Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Timing of revenue recognition
Revenue from contracts with customers	¥ 125,139	$ 17,894	¥ 200,976	¥ 233,363
Goods and services transferred at a point in time [Member]
Timing of revenue recognition
Revenue from contracts with customers	124,729		190,203	145,641
Goods and services transferred over time [Member]
Timing of revenue recognition
Revenue from contracts with customers	¥ 410		¥ 10,773	¥ 87,722